SEPARATE ACCOUNT NO. 206

FSA-1	#439597

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company

and the Contractowners of Separate Account No. 206

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 206 indicated in the table below as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 206 as of December 31, 2022, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

1290 RETIREMENT 2020	EQ/INVESCO COMSTOCK
1290 RETIREMENT 2025	EQ/JANUS ENTERPRISE
1290 RETIREMENT 2030	EQ/JPMORGAN VALUE OPPORTUNITIES
1290 RETIREMENT 2035	EQ/LARGE CAP GROWTH INDEX
1290 RETIREMENT 2040	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
1290 RETIREMENT 2045	EQ/LARGE CAP VALUE MANAGED VOLATILITY
1290 RETIREMENT 2050	EQ/MFS INTERNATIONAL GROWTH
1290 RETIREMENT 2055	EQ/MID CAP INDEX
1290 RETIREMENT 2060	EQ/MID CAP VALUE MANAGED VOLATILITY
1290 VT EQUITY INCOME	EQ/MODERATE ALLOCATION
1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/MODERATE-PLUS ALLOCATION
1290 VT GAMCO SMALL COMPANY VALUE	EQ/PIMCO GLOBAL REAL RETURN
1290 VT SMARTBETA EQUITY ESG	EQ/SMALL COMPANY INDEX
EQ/AB SMALL CAP GROWTH	EQ/T. ROWE PRICE GROWTH STOCK
EQ/AGGRESSIVE ALLOCATION	EQUITABLE CONSERVATIVE GROWTH MF/ETF
EQ/ALL ASSET GROWTH ALLOCATION	MULTIMANAGER CORE BOND
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	MULTIMANAGER TECHNOLOGY
EQ/CONSERVATIVE ALLOCATION	TARGET 2015 ALLOCATION
EQ/CONSERVATIVE-PLUS ALLOCATION	TARGET 2025 ALLOCATION
EQ/CORE BOND INDEX	TARGET 2035 ALLOCATION
EQ/CORE PLUS BOND	TARGET 2045 ALLOCATION
EQ/EQUITY 500 INDEX	TARGET 2055 ALLOCATION
EQ/GLOBAL EQUITY MANAGED VOLATILITY	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 206 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 206 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

FSA-2

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Separate Account No. 206 since 1999.

FSA-3

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*	1290 RETIREMENT 2045*
Assets:
Investments in shares of the Portfolios, at fair value	$6,103,833	$15,351,388	$6,039,011	$8,338,712	$2,173,529	$4,200,353
Receivable for shares of the Portfolios sold	—	—	—	124	—	—
Receivable for policy-related transactions	1,452	18,236	11,732	—	2,418	2,360

Total assets	6,105,285	15,369,624	6,050,743	8,338,836	2,175,947	4,202,713

Liabilities:
Payable for shares of the Portfolios purchased	1,452	18,236	7,477	—	2,378	2,360
Payable for policy-related transactions	—	—	—	124	—	—
Accrued expenses	4,314	10,187	3,136	4,929	1,113	2,326

Total liabilities	5,766	28,423	10,613	5,053	3,491	4,686

Net Assets	$6,099,519	$15,341,201	$6,040,130	$8,333,783	$2,172,456	$4,198,027

Net Assets:
Accumulation unit values	$6,098,331	$15,335,043	$6,040,130	$8,333,673	$2,172,456	$4,197,873
Retained by Equitable Financial in Separate Account No. 206	1,188	6,158	—	110	—	154

Total Net Assets	$6,099,519	$15,341,201	$6,040,130	$8,333,783	$2,172,456	$4,198,027

Investments in shares of the Portfolios, at cost	$7,324,026	$17,465,621	$7,141,307	$8,949,355	$2,360,649	$4,470,376

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 RETIREMENT 2060*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$3,390,382	$1,701,519	$1,619,678	$6,565,446	$1,473,732	$31,766,626
Receivable for shares of the Portfolios sold	—	—	—	5,149	200	—
Receivable for policy-related transactions	24,011	5,031	4,945	—	—	856

Total assets	3,414,393	1,706,550	1,624,623	6,570,595	1,473,932	31,767,482

Liabilities:
Payable for shares of the Portfolios purchased	23,876	4,998	4,724	—	—	2,327
Payable for policy-related transactions	—	—	—	5,149	200	—
Accrued expenses	1,667	852	824	3,678	1,060	23,237

Total liabilities	25,543	5,850	5,548	8,827	1,260	25,564

Net Assets	$3,388,850	$1,700,700	$1,619,075	$6,561,768	$1,472,672	$31,741,918

Net Assets:
Accumulation unit values	$3,388,850	$1,700,700	$1,619,075	$6,558,098	$1,472,421	$31,727,673
Retained by Equitable Financial in Separate Account No. 206	—	—	—	3,670	251	14,245

Total Net Assets	$3,388,850	$1,700,700	$1,619,075	$6,561,768	$1,472,672	$31,741,918

Investments in shares of the Portfolios, at cost	$3,448,743	$1,718,403	$1,800,268	$6,574,439	$1,574,257	$31,589,610

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 VT SMARTBETA EQUITY ESG*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CONSERVATIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$21,795,063	$33,297,504	$28,391,569	$2,332,427	$4,045,013	$7,463,852
Receivable for shares of the Portfolios sold	—	—	—	—	—	1,145
Receivable for policy-related transactions	3,111	10,251	6,749	1,083	2,879	—

Total assets	21,798,174	33,307,755	28,398,318	2,333,510	4,047,892	7,464,997

Liabilities:
Payable for shares of the Portfolios purchased	3,112	10,251	6,749	1,083	2,879	—
Payable for policy-related transactions	—	—	—	—	—	1,135
Accrued expenses	38,134	25,238	17,059	761	3,155	5,170

Total liabilities	41,246	35,489	23,808	1,844	6,034	6,305

Net Assets	$21,756,928	$33,272,266	$28,374,510	$2,331,666	$4,041,858	$7,458,692

Net Assets:
Accumulation unit values	$21,756,774	$33,267,062	$28,368,793	$2,330,768	$4,038,769	$7,458,084
Retained by Equitable Financial in Separate Account No. 206	154	5,204	5,717	898	3,089	608

Total Net Assets	$21,756,928	$33,272,266	$28,374,510	$2,331,666	$4,041,858	$7,458,692

Investments in shares of the Portfolios, at cost	$20,670,456	$44,980,140	$36,094,952	$2,919,120	$5,388,638	$8,824,350

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$20,845,969	$14,672,858	$9,568,397	$150,503,083	$20,316,282	$19,478,397
Receivable for shares of the Portfolios sold	3,205	—	—	—	—	21,017
Receivable for policy-related transactions	—	18,596	2,301	7,796	3,844	—

Total assets	20,849,174	14,691,454	9,570,698	150,510,879	20,320,126	19,499,414

Liabilities:
Payable for shares of the Portfolios purchased	—	18,596	2,301	7,796	3,844	—
Payable for policy-related transactions	3,205	—	—	—	—	21,017
Accrued expenses	15,732	11,319	7,524	99,953	14,858	13,821

Total liabilities	18,937	29,915	9,825	107,749	18,702	34,838

Net Assets	$20,830,237	$14,661,539	$9,560,873	$150,403,130	$20,301,424	$19,464,576

Net Assets:
Accumulation unit values	$20,825,293	$14,656,508	$9,557,470	$150,371,897	$20,296,883	$19,460,356
Retained by Equitable Financial in Separate Account No. 206	4,944	5,031	3,403	31,233	4,541	4,220

Total Net Assets	$20,830,237	$14,661,539	$9,560,873	$150,403,130	$20,301,424	$19,464,576

Investments in shares of the Portfolios, at cost	$25,906,176	$16,410,832	$11,389,729	$132,650,538	$24,338,376	$21,116,415

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INVESCO COMSTOCK*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$13,751,436	$33,755,903	$42,154,636	$24,857,109	$40,291,928	$10,451,099
Receivable for shares of the Portfolios sold	2,875	—	—	—	—	—
Receivable for policy-related transactions	—	4,031	6,760	14,014	8,879	5,989

Total assets	13,754,311	33,759,934	42,161,396	24,871,123	40,300,807	10,457,088

Liabilities:
Payable for shares of the Portfolios purchased	—	4,031	6,760	14,014	8,879	5,989
Payable for policy-related transactions	1,404	—	—	—	—	—
Accrued expenses	3,638	22,776	26,410	17,099	22,089	7,290

Total liabilities	5,042	26,807	33,170	31,113	30,968	13,279

Net Assets	$13,749,269	$33,733,127	$42,128,226	$24,840,010	$40,269,839	$10,443,809

Net Assets:
Accumulation unit values	$13,747,619	$33,719,246	$42,122,692	$24,828,828	$40,260,928	$10,438,860
Retained by Equitable Financial in Separate Account No. 206	1,650	13,881	5,534	11,182	8,911	4,949

Total Net Assets	$13,749,269	$33,733,127	$42,128,226	$24,840,010	$40,269,839	$10,443,809

Investments in shares of the Portfolios, at cost	$13,779,875	$36,332,001	$43,618,276	$31,658,835	$57,709,749	$11,456,698

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$13,731,924	$22,776,817	$12,402,913	$247,941,967	$52,619,245	$2,780,753
Receivable for shares of the Portfolios sold	1,657	2,212	—	—	—	—
Receivable for policy-related transactions	—	—	620	72,504	72,106	2,956

Total assets	13,733,581	22,779,029	12,403,533	248,014,471	52,691,351	2,783,709

Liabilities:
Payable for shares of the Portfolios purchased	—	—	620	77,229	72,116	1,356
Payable for policy-related transactions	1,657	2,212	—	—	—	—
Accrued expenses	8,989	16,378	8,973	170,262	32,975	—

Total liabilities	10,646	18,590	9,593	247,491	105,091	1,356

Net Assets	$13,722,935	$22,760,439	$12,393,940	$247,766,980	$52,586,260	$2,782,353

Net Assets:
Accumulation unit values	$13,716,832	$22,752,639	$12,390,156	$247,744,258	$52,579,089	$2,782,232
Retained by Equitable Financial in Separate Account No. 206	6,103	7,800	3,784	22,722	7,171	121

Total Net Assets	$13,722,935	$22,760,439	$12,393,940	$247,766,980	$52,586,260	$2,782,353

Investments in shares of the Portfolios, at cost	$16,160,339	$24,339,533	$13,928,606	$308,710,621	$66,636,254	$3,672,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	TARGET 2015 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$22,035,248	$49,668,562	$2,879,530	$8,392,546	$17,834,739	$13,863,285
Receivable for shares of the Portfolios sold	22,468	—	—	6,789	—	143
Receivable for policy-related transactions	—	43,092	145	—	14,599	—

Total assets	22,057,716	49,711,654	2,879,675	8,399,335	17,849,338	13,863,428

Liabilities:
Payable for shares of the Portfolios purchased	—	43,092	145	—	14,599	—
Payable for policy-related transactions	22,468	—	—	6,789	—	143
Accrued expenses	15,907	36,531	1,673	4,250	11,925	11,458

Total liabilities	38,375	79,623	1,818	11,039	26,524	11,601

Net Assets	$22,019,341	$49,632,031	$2,877,857	$8,388,296	$17,822,814	$13,851,827

Net Assets:
Accumulation unit values	$22,015,595	$49,629,075	$2,877,576	$8,388,263	$17,812,593	$13,846,788
Retained by Equitable Financial in Separate Account No. 206	3,746	2,956	281	33	10,221	5,039

Total Net Assets	$22,019,341	$49,632,031	$2,877,857	$8,388,296	$17,822,814	$13,851,827

Investments in shares of the Portfolios, at cost	$25,742,088	$62,768,437	$3,427,588	$9,841,971	$27,202,323	$17,986,202

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-10

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$28,738,561	$18,983,152	$10,126,888	$362,618	$19,600,142	$55,859,486
Receivable for shares of the Portfolios sold	387	354	1,002	60	—	—
Receivable for policy-related transactions	—	—	—	55	37,379	49,261

Total assets	28,738,948	18,983,506	10,127,890	362,733	19,637,521	55,908,747

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	37,337	49,261
Payable for policy-related transactions	387	354	1,002	60	—	—
Accrued expenses	23,998	14,782	7,607	—	13,813	36,823

Total liabilities	24,385	15,136	8,609	60	51,150	86,084

Net Assets	$28,714,563	$18,968,370	$10,119,281	$362,673	$19,586,371	$55,822,663

Net Assets:
Accumulation unit values	$28,706,231	$18,961,403	$10,116,637	$362,655	$19,586,371	$55,819,505
Retained by Equitable Financial in Separate Account No. 206	8,332	6,967	2,644	18	—	3,158

Total Net Assets	$28,714,563	$18,968,370	$10,119,281	$362,673	$19,586,371	$55,822,663

Investments in shares of the Portfolios, at cost	$32,644,922	$18,348,051	$9,239,495	$336,920	$22,960,830	$64,978,091

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held

1290 RETIREMENT 2020	I	635,816

1290 RETIREMENT 2025	I	1,497,696

1290 RETIREMENT 2030	I	570,256

1290 RETIREMENT 2035	I	752,591

1290 RETIREMENT 2040	I	180,226

1290 RETIREMENT 2045	I	362,412

1290 RETIREMENT 2050	I	271,014

1290 RETIREMENT 2055	I	135,363

1290 RETIREMENT 2060	I	127,735

1290 VT EQUITY INCOME	K	1,322,893

1290 VT GAMCO MERGERS & ACQUISITIONS	K	124,811

1290 VT GAMCO SMALL COMPANY VALUE	K	510,457

1290 VT SMARTBETA EQUITY ESG	K	1,444,201

EQ/AB SMALL CAP GROWTH	K	2,330,370

EQ/AGGRESSIVE ALLOCATION	K	3,262,118

EQ/ALL ASSET GROWTH ALLOCATION	K	145,896

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	K	359,352

EQ/CONSERVATIVE ALLOCATION	K	956,978

EQ/CONSERVATIVE-PLUS ALLOCATION	K	2,698,921

EQ/CORE BOND INDEX	K	1,631,917

EQ/CORE PLUS BOND	K	2,779,360

EQ/EQUITY 500 INDEX	K	2,643,561

EQ/GLOBAL EQUITY MANAGED VOLATILITY	K	1,453,744

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	K	2,006,288

EQ/INVESCO COMSTOCK	K	698,710

EQ/JANUS ENTERPRISE	K	1,743,259

EQ/JPMORGAN VALUE OPPORTUNITIES	K	2,311,726

EQ/LARGE CAP GROWTH INDEX	K	1,516,439

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	K	1,650,150

EQ/LARGE CAP VALUE MANAGED VOLATILITY	K	623,748

EQ/MFS INTERNATIONAL GROWTH	K	2,048,477

EQ/MID CAP INDEX	K	1,610,707

EQ/MID CAP VALUE MANAGED VOLATILITY	K	811,103

EQ/MODERATE ALLOCATION	K	22,337,218

EQ/MODERATE-PLUS ALLOCATION	K	6,210,782

EQ/PIMCO GLOBAL REAL RETURN	K	378,483

EQ/SMALL COMPANY INDEX	K	2,229,133

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

EQ/T. ROWE PRICE GROWTH STOCK	K	1,062,058

EQUITABLE CONSERVATIVE GROWTH MF/ETF	K	263,850

MULTIMANAGER CORE BOND	K	994,987

MULTIMANAGER TECHNOLOGY	K	706,586

TARGET 2015 ALLOCATION	K	2,083,890

TARGET 2025 ALLOCATION	K	2,989,453

TARGET 2035 ALLOCATION	K	1,608,348

TARGET 2045 ALLOCATION	K	820,542

TARGET 2055 ALLOCATION	K	28,455

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	1,899,239

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	1,320,555

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)

1290 RETIREMENT 2020	0.46%	I	$11.34	538

1290 RETIREMENT 2025	0.46%	I	$11.61	1,320

1290 RETIREMENT 2030	0.46%	I	$11.81	511

1290 RETIREMENT 2035	0.46%	I	$11.98	696

1290 RETIREMENT 2040	0.46%	I	$12.32	176

1290 RETIREMENT 2045	0.46%	I	$12.41	338

1290 RETIREMENT 2050	0.46%	I	$12.50	271

1290 RETIREMENT 2055	0.46%	I	$12.57	135

1290 RETIREMENT 2060	0.46%	I	$12.79	127

1290 VT EQUITY INCOME	0.46%	K	$24.49	268

1290 VT GAMCO MERGERS & ACQUISITIONS	0.46%	K	$13.99	105

1290 VT GAMCO SMALL COMPANY VALUE	0.46%	K	$37.35	849

1290 VT SMARTBETA EQUITY ESG	0.46%	K	$12.52	1,738

EQ/AB SMALL CAP GROWTH	0.46%	K	$31.55	1,054

EQ/AGGRESSIVE ALLOCATION	0.46%	K	$20.21	1,404

EQ/ALL ASSET GROWTH ALLOCATION	0.46%	K	$16.39	142

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.46%	K	$25.35	159

EQ/CONSERVATIVE ALLOCATION	0.46%	K	$11.66	640

EQ/CONSERVATIVE-PLUS ALLOCATION	0.46%	K	$14.87	1,400

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)

EQ/CORE BOND INDEX	0.46%	K	$11.21	1,307

EQ/CORE PLUS BOND	0.46%	K	$10.78	887

EQ/EQUITY 500 INDEX	0.46%	K	$33.49	4,490

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.46%	K	$14.27	1,422

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.46%	K	$10.96	1,776

EQ/INVESCO COMSTOCK	0.46%	K	$19.42	708

EQ/JANUS ENTERPRISE	0.46%	K	$28.77	1,172

EQ/JPMORGAN VALUE OPPORTUNITIES	0.46%	K	$33.15	1,271

EQ/LARGE CAP GROWTH INDEX	0.46%	K	$32.99	753

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.46%	K	$34.51	1,167

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.46%	K	$21.95	476

EQ/MFS INTERNATIONAL GROWTH	0.46%	K	$18.28	750

EQ/MID CAP INDEX	0.46%	K	$27.61	824

EQ/MID CAP VALUE MANAGED VOLATILITY	0.46%	K	$26.11	474

EQ/MODERATE ALLOCATION	0.46%	K	$15.56	15,923

EQ/MODERATE-PLUS ALLOCATION	0.46%	K	$18.02	2,918

EQ/PIMCO GLOBAL REAL RETURN	0.46%	K	$10.25	272

EQ/SMALL COMPANY INDEX	0.46%	K	$27.89	789

EQ/T. ROWE PRICE GROWTH STOCK	0.46%	K	$32.66	1,520

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.46%	K	$15.76	183

MULTIMANAGER CORE BOND	0.46%	K	$10.26	818

MULTIMANAGER TECHNOLOGY	0.46%	K	$38.23	466

TARGET 2015 ALLOCATION	0.46%	K	$15.15	914

TARGET 2025 ALLOCATION	0.46%	K	$17.64	1,628

TARGET 2035 ALLOCATION	0.46%	K	$19.25	985

TARGET 2045 ALLOCATION	0.46%	K	$20.21	500

TARGET 2055 ALLOCATION	0.46%	K	$15.66	23

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	0.46%	COMMON SHARES	$9.97	1,964

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	0.46%	COMMON SHARES	$14.87	3,754

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the direct operating and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*	1290 RETIREMENT 2045*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$153,769	$351,804	$128,325	$187,110	$45,899	$89,013
Expenses:
Asset-based charges	30,396	76,454	26,247	40,825	9,545	18,782

Net Investment Income (Loss)	123,373	275,350	102,078	146,285	36,354	70,231

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	110,598	(35,678)	68,297	61,066	3,667	43,678
Net realized gain distribution from the Portfolios	429,688	663,898	341,547	424,969	9,772	67,088

Net realized gain (loss)	540,286	628,220	409,844	486,035	13,439	110,766

Net change in unrealized appreciation (depreciation) of investments	(1,689,197)	(3,567,787)	(1,380,655)	(2,066,784)	(350,956)	(794,723)

Net Realized and Unrealized Gain (Loss) on Investments	(1,148,911)	(2,939,567)	(970,811)	(1,580,749)	(337,517)	(683,957)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,025,538)	$(2,664,217)	$(868,733)	$(1,434,464)	$(301,163)	$(613,726)

The accompanying notes are an integral part of these financial statements.

* Denotes	Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-15

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 RETIREMENT 2060*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$69,938	$33,846	$35,100	$123,269	$8,300	$256,279
Expenses:
Asset-based charges	13,757	6,737	7,961	29,095	8,111	157,871

Net Investment Income (Loss)	56,181	27,109	27,139	94,174	189	98,408

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	25,595	52,699	94,861	619,245	86,996	926,234
Net realized gain distribution from the Portfolios	15,785	27,181	31,218	327,342	48,588	1,591,517

Net realized gain (loss)	41,380	79,880	126,079	946,587	135,584	2,517,751

Net change in unrealized appreciation (depreciation) of investments	(520,922)	(320,756)	(412,274)	(1,029,156)	(245,361)	(7,000,620)

Net Realized and Unrealized Gain (Loss) on Investments	(479,542)	(240,876)	(286,195)	(82,569)	(109,777)	(4,482,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(423,361)	$(213,767)	$(259,056)	$11,605	$(109,588)	$(4,384,461)

The accompanying notes are an integral part of these financial statements.

* Denotes	Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 VT SMARTBETA EQUITY ESG*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CONSERVATIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$329,573	$137,465	$352,411	$38,365	$—	$133,505
Expenses:
Asset-based charges	108,606	180,638	146,419	10,699	25,439	36,645

Net Investment Income (Loss)	220,967	(43,173)	205,992	27,666	(25,439)	96,860

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	605,673	(2,160,908)	(426,869)	(23,450)	57,132	(254,562)
Net realized gain distribution from the Portfolios	338,541	1,403,827	4,104,951	174,929	607,445	295,779

Net realized gain (loss)	944,214	(757,081)	3,678,082	151,479	664,577	41,217

Net change in unrealized appreciation (depreciation) of investments	(5,253,505)	(13,959,357)	(10,827,557)	(561,430)	(3,170,485)	(1,221,786)

Net Realized and Unrealized Gain (Loss) on Investments	(4,309,291)	(14,716,438)	(7,149,475)	(409,951)	(2,505,908)	(1,180,569)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,088,324)	$(14,759,611)	$(6,943,483)	$(382,285)	$(2,531,347)	$(1,083,709)

The accompanying notes are an integral part of these financial statements.

* Denotes	Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$338,723	$284,878	$265,626	$2,095,403	$130,785	$294,712
Expenses:
Asset-based charges	107,582	72,838	49,370	748,430	104,887	93,921

Net Investment Income (Loss)	231,141	212,040	216,256	1,346,973	25,898	200,791

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(531,268)	(181,305)	(35,173)	9,600,604	(13,720)	2,703
Net realized gain distribution from the Portfolios	1,524,312	39,204	8,830	2,366,531	586,838	163,923

Net realized gain (loss)	993,044	(142,101)	(26,343)	11,967,135	573,118	166,626

Net change in unrealized appreciation (depreciation) of investments	(5,256,470)	(1,615,741)	(1,797,890)	(48,792,288)	(6,518,747)	(3,863,538)

Net Realized and Unrealized Gain (Loss) on Investments	(4,263,426)	(1,757,842)	(1,824,233)	(36,825,153)	(5,945,629)	(3,696,912)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,032,285)	$(1,545,802)	$(1,607,977)	$(35,478,180)	$(5,919,731)	$(3,496,121)

The accompanying notes are an integral part of these financial statements.

* Denotes	Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/INVESCO COMSTOCK*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$254,346	$—	$543,193	$138,134	$152,609	$172,086
Expenses:
Asset-based charges	61,879	174,381	195,026	139,352	226,746	53,993

Net Investment Income (Loss)	192,467	(174,381)	348,167	(1,218)	(74,137)	118,093

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	672,873	1,617,064	451,258	2,376,658	717,009	55,892
Net realized gain distribution from the Portfolios	1,209,709	2,295,734	3,219,888	2,034,876	5,478,298	422,889

Net realized gain (loss)	1,882,582	3,912,798	3,671,146	4,411,534	6,195,307	478,781

Net change in unrealized appreciation (depreciation) of investments	(2,047,708)	(11,330,668)	(3,977,692)	(15,642,862)	(25,591,440)	(2,189,595)

Net Realized and Unrealized Gain (Loss) on Investments	(165,126)	(7,417,870)	(306,546)	(11,231,328)	(19,396,133)	(1,710,814)

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,341	$(7,592,251)	$41,621	$(11,232,546)	$(19,470,270)	$(1,592,721)

The accompanying notes are an integral part of these financial statements.

* Denotes	Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$154,056	$290,971	$160,633	$3,954,384	$739,793	$321,145
Expenses:
Asset-based charges	62,916	115,738	64,597	1,237,613	262,990	17,355

Net Investment Income (Loss)	91,140	175,233	96,036	2,716,771	476,803	303,790

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(209,115)	123,826	(189,729)	(734,191)	(669,322)	(453,437)
Net realized gain distribution from the Portfolios	541,709	1,512,634	337,003	20,346,314	5,734,570	29

Net realized gain (loss)	332,594	1,636,460	147,274	19,612,123	5,065,248	(453,408)

Net change in unrealized appreciation (depreciation) of investments	(2,918,477)	(5,881,814)	(2,572,355)	(70,710,557)	(16,948,364)	(523,039)

Net Realized and Unrealized Gain (Loss) on Investments	(2,585,883)	(4,245,354)	(2,425,081)	(51,098,434)	(11,883,116)	(976,447)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,494,743)	$(4,070,121)	$(2,329,045)	$(48,381,663)	$(11,406,313)	$(672,657)

The accompanying notes are an integral part of these financial statements.

* Denotes	Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQUITABLE CONSERVATIVE GROWTH MF/ ETF*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	TARGET 2015 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$272,291	$—	$58,218	$231,777	$—	$322,325
Expenses:
Asset-based charges	113,627	291,808	14,555	41,917	99,599	75,312

Net Investment Income (Loss)	158,664	(291,808)	43,663	189,860	(99,599)	247,013

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(458,140)	2,732,881	(66,382)	(143,272)	(2,623,953)	(609,436)
Net realized gain distribution from the Portfolios	798,200	1,563,749	81,231	—	1,810,198	990,317

Net realized gain (loss)	340,060	4,296,630	14,849	(143,272)	(813,755)	380,881

Net change in unrealized appreciation (depreciation) of investments	(6,427,696)	(38,519,283)	(496,386)	(1,370,224)	(10,130,567)	(3,377,228)

Net Realized and Unrealized Gain (Loss) on Investments	(6,087,636)	(34,222,653)	(481,537)	(1,513,496)	(10,944,322)	(2,996,347)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,928,972)	$(34,514,461)	$(437,874)	$(1,323,636)	$(11,043,921)	$(2,749,334)

The accompanying notes are an integral part of these financial statements.

* Denotes	Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2022

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$557,011	$325,439	$161,268	$5,124	$438,397	$762,971
Expenses:
Asset-based charges	153,208	100,128	53,299	1,767	98,415	276,063

Net Investment Income (Loss)	403,803	225,311	107,969	3,357	339,982	486,908

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,241,885	1,108,135	451,361	3,750	(1,037,822)	4,735,940
Net realized gain distribution from the Portfolios	2,237,614	758,500	402,404	14,827	155,560	4,086,932

Net realized gain (loss)	3,479,499	1,866,635	853,765	18,577	(882,262)	8,822,872

Net change in unrealized appreciation (depreciation) of investments	(10,057,721)	(6,437,593)	(3,274,460)	(101,482)	(2,758,081)	(23,090,857)

Net Realized and Unrealized Gain (Loss) on Investments	(6,578,222)	(4,570,958)	(2,420,695)	(82,905)	(3,640,343)	(14,267,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,174,419)	$(4,345,647)	$(2,312,726)	$(79,548)	$(3,300,361)	$(13,781,077)

The accompanying notes are an integral part of these financial statements.

* Denotes	Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	1290 RETIREMENT 2020*		1290 RETIREMENT 2025*		1290 RETIREMENT 2030*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$123,373	$66,225	$275,350	$163,100	$102,078	$49,717
Net realized gain (loss)	540,286	675,774	628,220	1,759,861	409,844	249,092
Net change in unrealized appreciation (depreciation) of investments	(1,689,197)	(9,820)	(3,567,787)	137,343	(1,380,655)	181,426

Net increase (decrease) in net assets resulting from operations	(1,025,538)	732,179	(2,664,217)	2,060,304	(868,733)	480,235

From Contractowners Transactions:
Payments received from contractowners	621,824	665,726	1,700,885	1,424,971	744,005	393,183
Transfers between Variable Investment Options including guaranteed interest account, net	(62,285)	(606,559)	(1,509,823)	(1,348,762)	310,050	3,140,876
Redemptions for contract benefits and terminations	(2,381,365)	(1,029,102)	(2,572,584)	(2,777,778)	(863,928)	(368,971)
Contract maintenance charges	(287)	(285)	(883)	(785)	(635)	(484)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,822,113)	(970,220)	(2,382,405)	(2,702,354)	189,492	3,164,604

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	—	—	4,375	—

Net Increase (Decrease) in Net Assets	(2,847,651)	(238,041)	(5,046,622)	(642,050)	(674,866)	3,644,839
Net Assets — Beginning of Year	8,947,170	9,185,211	20,387,823	21,029,873	6,714,996	3,070,157

Net Assets — End of Year	$6,099,519	$8,947,170	$15,341,201	$20,387,823	$6,040,130	$6,714,996

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	1290 RETIREMENT 2035*		1290 RETIREMENT 2040*		1290 RETIREMENT 2045*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$146,285	$72,053	$36,354	$11,857	$70,231	$29,106
Net realized gain (loss)	486,035	133,123	13,439	23,802	110,766	421,917
Net change in unrealized appreciation (depreciation) of investments	(2,066,784)	844,092	(350,956)	130,861	(794,723)	125,264

Net increase (decrease) in net assets resulting from operations	(1,434,464)	1,049,268	(301,163)	166,520	(613,726)	576,287

From Contractowners Transactions:
Payments received from contractowners	1,147,283	766,810	417,905	293,466	950,430	1,128,132
Transfers between Variable Investment Options including guaranteed interest account, net	(774,067)	1,789,561	480,896	348,743	(60,941)	307,673
Redemptions for contract benefits and terminations	(444,157)	(753,262)	(63,326)	(20,364)	(115,031)	(1,350,184)
Contract maintenance charges	(1,196)	(1,147)	(680)	(438)	(1,283)	(1,033)

Net increase (decrease) in net assets resulting from contractowners transactions	(72,137)	1,801,962	834,795	621,407	773,175	84,588

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	88	—	—	—

Net Increase (Decrease) in Net Assets	(1,506,601)	2,851,230	533,720	787,927	159,449	660,875
Net Assets — Beginning of Year	9,840,384	6,989,154	1,638,736	850,809	4,038,578	3,377,703

Net Assets — End of Year	$8,333,783	$9,840,384	$2,172,456	$1,638,736	$4,198,027	$4,038,578

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	1290 RETIREMENT 2050*		1290 RETIREMENT 2055*		1290 RETIREMENT 2060*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$56,181	$15,867	$27,109	$9,483	$27,139	$11,273
Net realized gain (loss)	41,380	83,777	79,880	15,361	126,079	49,745
Net change in unrealized appreciation (depreciation) of investments	(520,922)	205,942	(320,756)	151,641	(412,274)	119,894

Net increase (decrease) in net assets resulting from operations	(423,361)	305,586	(213,767)	176,485	(259,056)	180,912

From Contractowners Transactions:
Payments received from contractowners	1,149,848	727,332	753,266	486,798	562,555	351,814
Transfers between Variable Investment Options including guaranteed interest account, net	216,453	(116,981)	(184,697)	(15,350)	(68,422)	340,406
Redemptions for contract benefits and terminations	(46,113)	(65,469)	(68,269)	(58,726)	(209,311)	(123,713)
Contract maintenance charges	(1,275)	(779)	(1,322)	(947)	(1,421)	(833)

Net increase (decrease) in net assets resulting from contractowners transactions	1,318,913	544,103	498,978	411,775	283,401	567,674

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	156	—	34	—	222	—

Net Increase (Decrease) in Net Assets	895,708	849,689	285,245	588,260	24,567	748,586
Net Assets — Beginning of Year	2,493,142	1,643,453	1,415,455	827,195	1,594,508	845,922

Net Assets — End of Year	$3,388,850	$2,493,142	$1,700,700	$1,415,455	$1,619,075	$1,594,508

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$94,174	$76,820	$189	$6,760	$98,408	$156,553
Net realized gain (loss)	946,587	345,178	135,584	110,203	2,517,751	4,190,375
Net change in unrealized appreciation (depreciation) of investments	(1,029,156)	726,345	(245,361)	85,359	(7,000,620)	4,303,210

Net increase (decrease) in net assets resulting from operations	11,605	1,148,343	(109,588)	202,322	(4,384,461)	8,650,138

From Contractowners Transactions:
Payments received from contractowners	251,434	271,246	115,725	119,866	1,338,506	1,622,127
Transfers between Variable Investment Options including guaranteed interest account, net	713,151	1,470,593	(127,456)	119,166	(878,321)	(401,693)
Redemptions for contract benefits and terminations	(616,644)	(960,707)	(209,664)	(480,319)	(6,031,236)	(4,252,034)
Contract maintenance charges	(289)	(247)	(98)	(83)	(1,677)	(1,826)

Net increase (decrease) in net assets resulting from contractowners transactions	347,652	780,885	(221,493)	(241,370)	(5,572,728)	(3,033,426)

Net Increase (Decrease) in Net Assets	359,257	1,929,228	(331,081)	(39,048)	(9,957,189)	5,616,712
Net Assets — Beginning of Year	6,202,511	4,273,283	1,803,753	1,842,801	41,699,107	36,082,395

Net Assets — End of Year	$6,561,768	$6,202,511	$1,472,672	$1,803,753	$31,741,918	$41,699,107

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT SMARTBETA EQUITY ESG*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$220,967	$262,468	$(43,173)	$(252,245)	$205,992	$1,411,746
Net realized gain (loss)	944,214	2,616,027	(757,081)	10,110,445	3,678,082	4,325,981
Net change in unrealized appreciation (depreciation) of investments	(5,253,505)	2,590,441	(13,959,357)	(3,589,741)	(10,827,557)	148,333

Net increase (decrease) in net assets resulting from operations	(4,088,324)	5,468,936	(14,759,611)	6,268,459	(6,943,483)	5,886,060

From Contractowners Transactions:
Payments received from contractowners	797,187	843,536	1,411,113	1,337,556	1,498,313	1,658,648
Transfers between Variable Investment Options including guaranteed interest account, net	(377,256)	(1,426,758)	(2,183,142)	257,038	(1,310,862)	(942,940)
Redemptions for contract benefits and terminations	(2,374,336)	(2,808,872)	(4,460,234)	(3,778,293)	(2,545,033)	(5,058,498)
Contract maintenance charges	(1,268)	(1,340)	(1,724)	(2,126)	(2,434)	(2,570)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,955,673)	(3,393,434)	(5,233,987)	(2,185,825)	(2,360,016)	(4,345,360)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	(2,198)	—	—	—	—

Net Increase (Decrease) in Net Assets	(6,043,997)	2,073,304	(19,993,598)	4,082,634	(9,303,499)	1,540,700
Net Assets — Beginning of Year	27,800,925	25,727,621	53,265,864	49,183,230	37,678,009	36,137,309

Net Assets — End of Year	$21,756,928	$27,800,925	$33,272,266	$53,265,864	$28,374,510	$37,678,009

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-27

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/ALL ASSET GROWTH ALLOCATION*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/CONSERVATIVE ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$27,666	$93,022	$(25,439)	$(35,082)	$96,860	$101,866
Net realized gain (loss)	151,479	426,614	664,577	1,054,680	41,217	616,398
Net change in unrealized appreciation (depreciation) of investments	(561,430)	(276,867)	(3,170,485)	434,683	(1,221,786)	(456,716)

Net increase (decrease) in net assets resulting from operations	(382,285)	242,769	(2,531,347)	1,454,281	(1,083,709)	261,548

From Contractowners Transactions:
Payments received from contractowners	163,435	187,825	288,523	391,263	279,728	370,368
Transfers between Variable Investment Options including guaranteed interest account, net	65,610	205,722	(421,155)	(569,318)	448,856	(933,915)
Redemptions for contract benefits and terminations	(44,427)	(307,458)	(1,468,813)	(586,644)	(986,784)	(1,993,281)
Contract maintenance charges	(275)	(276)	(480)	(550)	(604)	(720)

Net increase (decrease) in net assets resulting from contractowners transactions	184,343	85,813	(1,601,925)	(765,249)	(258,804)	(2,557,548)

Net Increase (Decrease) in Net Assets	(197,942)	328,582	(4,133,272)	689,032	(1,342,513)	(2,296,000)
Net Assets — Beginning of Year	2,529,608	2,201,026	8,175,130	7,486,098	8,801,205	11,097,205

Net Assets — End of Year	$2,331,666	$2,529,608	$4,041,858	$8,175,130	$7,458,692	$8,801,205

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-28

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$231,141	$550,229	$212,040	$210,478	$216,256	$156,758
Net realized gain (loss)	993,044	1,684,151	(142,101)	228,186	(26,343)	543,875
Net change in unrealized appreciation (depreciation) of investments	(5,256,470)	(328,453)	(1,615,741)	(920,799)	(1,797,890)	(1,033,891)

Net increase (decrease) in net assets resulting from operations	(4,032,285)	1,905,927	(1,545,802)	(482,135)	(1,607,977)	(333,258)

From Contractowners Transactions:
Payments received from contractowners	913,183	1,169,947	752,524	1,218,337	469,063	527,485
Transfers between Variable Investment Options including guaranteed interest account, net	(896,274)	(143,067)	(111,285)	(1,889,811)	(448,915)	(1,534,952)
Redemptions for contract benefits and terminations	(4,780,524)	(3,336,148)	(2,333,836)	(2,682,041)	(2,249,729)	(1,091,843)
Contract maintenance charges	(1,492)	(1,699)	(978)	(1,027)	(509)	(563)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,765,107)	(2,310,967)	(1,693,575)	(3,354,542)	(2,230,090)	(2,099,873)

Net Increase (Decrease) in Net Assets	(8,797,392)	(405,040)	(3,239,377)	(3,836,677)	(3,838,067)	(2,433,131)
Net Assets — Beginning of Year	29,627,629	30,032,669	17,900,916	21,737,593	13,398,940	15,832,071

Net Assets — End of Year	$20,830,237	$29,627,629	$14,661,539	$17,900,916	$9,560,873	$13,398,940

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/EQUITY 500 INDEX*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,346,973	$1,040,190	$25,898	$176,069	$200,791	$510,572
Net realized gain (loss)	11,967,135	17,392,746	573,118	6,474,844	166,626	2,617,474
Net change in unrealized appreciation (depreciation) of investments	(48,792,288)	23,981,464	(6,518,747)	(2,525,004)	(3,863,538)	(861,582)

Net increase (decrease) in net assets resulting from operations	(35,478,180)	42,414,400	(5,919,731)	4,125,909	(3,496,121)	2,266,464

From Contractowners Transactions:
Payments received from contractowners	6,129,384	6,647,754	775,281	943,781	910,424	1,138,436
Transfers between Variable Investment Options including guaranteed interest account, net	3,548,829	469,656	(540,393)	(1,329,266)	(738,386)	534,178
Redemptions for contract benefits and terminations	(14,036,807)	(17,123,700)	(2,494,992)	(2,520,135)	(2,238,089)	(2,385,865)
Contract maintenance charges	(7,244)	(8,084)	(955)	(1,028)	(865)	(925)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,365,838)	(10,014,374)	(2,261,059)	(2,906,648)	(2,066,916)	(714,176)

Net Increase (Decrease) in Net Assets	(39,844,018)	32,400,026	(8,180,790)	1,219,261	(5,563,037)	1,552,288
Net Assets — Beginning of Year	190,247,148	157,847,122	28,482,214	27,262,953	25,027,613	23,475,325

Net Assets — End of Year	$150,403,130	$190,247,148	$20,301,424	$28,482,214	$19,464,576	$25,027,613

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INVESCO COMSTOCK*		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$192,467	$119,741	$(174,381)	$(78,065)	$348,167	$183,141
Net realized gain (loss)	1,882,582	1,417,442	3,912,798	5,585,053	3,671,146	9,334,838
Net change in unrealized appreciation (depreciation) of investments	(2,047,708)	1,515,559	(11,330,668)	1,167,721	(3,977,692)	(1,607,723)

Net increase (decrease) in net assets resulting from operations	27,341	3,052,742	(7,592,251)	6,674,709	41,621	7,910,256

From Contractowners Transactions:
Payments received from contractowners	412,722	428,809	1,354,264	1,421,334	1,403,729	1,355,631
Transfers between Variable Investment Options including guaranteed interest account, net	1,545,898	2,096,986	(2,231,083)	(730,208)	3,490,437	1,443,558
Redemptions for contract benefits and terminations	(2,016,103)	(1,110,201)	(3,867,475)	(2,312,111)	(4,932,014)	(4,042,187)
Contract maintenance charges	(739)	(665)	(2,046)	(2,269)	(2,034)	(1,905)

Net increase (decrease) in net assets resulting from contractowners transactions	(58,222)	1,414,929	(4,746,340)	(1,623,254)	(39,882)	(1,244,903)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	(498)	—	—	—	—

Net Increase (Decrease) in Net Assets	(30,881)	4,467,173	(12,338,591)	5,051,455	1,739	6,665,353
Net Assets — Beginning of Year	13,780,150	9,312,977	46,071,718	41,020,263	42,126,487	35,461,134

Net Assets — End of Year	$13,749,269	$13,780,150	$33,733,127	$46,071,718	$42,128,226	$42,126,487

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,218)	$(72,547)	$(74,137)	$(279,773)	$118,093	$94,215
Net realized gain (loss)	4,411,534	6,563,756	6,195,307	18,062,975	478,781	1,927,844
Net change in unrealized appreciation (depreciation) of investments	(15,642,862)	1,851,639	(25,591,440)	(4,915,570)	(2,189,595)	734,278

Net increase (decrease) in net assets resulting from operations	(11,232,546)	8,342,848	(19,470,270)	12,867,632	(1,592,721)	2,756,337

From Contractowners Transactions:
Payments received from contractowners	1,218,513	1,299,083	919,562	1,077,999	513,028	583,254
Transfers between Variable Investment Options including guaranteed interest account, net	(1,822,606)	1,647,061	(1,302,671)	1,996,051	(824,278)	893,817
Redemptions for contract benefits and terminations	(2,870,262)	(4,323,556)	(5,656,985)	(4,873,127)	(1,329,378)	(1,622,014)
Contract maintenance charges	(1,580)	(1,629)	(2,010)	(2,190)	(673)	(698)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,475,935)	(1,379,041)	(6,042,104)	(1,801,267)	(1,641,301)	(145,641)

Net Increase (Decrease) in Net Assets	(14,708,481)	6,963,807	(25,512,374)	11,066,365	(3,234,022)	2,610,696
Net Assets — Beginning of Year	39,548,491	32,584,684	65,782,213	54,715,848	13,677,831	11,067,135

Net Assets — End of Year	$24,840,010	$39,548,491	$40,269,839	$65,782,213	$10,443,809	$13,677,831

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS INTERNATIONAL GROWTH*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$91,140	$(1,847)	$175,233	$108,052	$96,036	$55,231
Net realized gain (loss)	332,594	2,291,665	1,636,460	3,189,360	147,274	2,417,864
Net change in unrealized appreciation (depreciation) of investments	(2,918,477)	(827,869)	(5,881,814)	2,530,646	(2,572,355)	923,220

Net increase (decrease) in net assets resulting from operations	(2,494,743)	1,461,949	(4,070,121)	5,828,058	(2,329,045)	3,396,315

From Contractowners Transactions:
Payments received from contractowners	804,908	834,990	994,033	1,054,038	606,709	659,352
Transfers between Variable Investment Options including guaranteed interest account, net	(289,376)	19,920	(1,279,661)	161,653	(346,196)	594,741
Redemptions for contract benefits and terminations	(1,178,827)	(1,653,181)	(2,773,027)	(2,220,752)	(1,374,442)	(1,565,219)
Contract maintenance charges	(820)	(815)	(1,229)	(1,231)	(791)	(798)

Net increase (decrease) in net assets resulting from contractowners transactions	(664,115)	(799,086)	(3,059,884)	(1,006,292)	(1,114,720)	(311,924)

Net Increase (Decrease) in Net Assets	(3,158,858)	662,863	(7,130,005)	4,821,766	(3,443,765)	3,084,391
Net Assets — Beginning of Year	16,881,793	16,218,930	29,890,444	25,068,678	15,837,705	12,753,314

Net Assets — End of Year	$13,722,935	$16,881,793	$22,760,439	$29,890,444	$12,393,940	$15,837,705

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MODERATE ALLOCATION*		EQ/MODERATE-PLUS ALLOCATION*		EQ/PIMCO GLOBAL REAL RETURN*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,716,771	$7,358,044	$476,803	$2,080,841	$303,790	$418,063
Net realized gain (loss)	19,612,123	22,264,575	5,065,248	5,514,525	(453,408)	384,091
Net change in unrealized appreciation (depreciation) of investments	(70,710,557)	(4,477,044)	(16,948,364)	225,403	(523,039)	(611,455)

Net increase (decrease) in net assets resulting from operations	(48,381,663)	25,145,575	(11,406,313)	7,820,769	(672,657)	190,699

From Contractowners Transactions:
Payments received from contractowners	22,261,172	22,665,805	2,832,195	2,645,093	177,720	136,528
Transfers between Variable Investment Options including guaranteed interest account, net	(7,730,877)	(11,075,344)	2,109,449	(1,377,068)	(613,466)	(1,177,700)
Redemptions for contract benefits and terminations	(34,387,529)	(33,035,584)	(6,688,148)	(9,380,010)	(561,693)	(902,768)
Contract maintenance charges	(45,967)	(47,776)	(3,719)	(4,088)	(158)	(183)

Net increase (decrease) in net assets resulting from contractowners transactions	(19,903,201)	(21,492,899)	(1,750,223)	(8,116,073)	(997,597)	(1,944,123)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	(5,586)	12,525	—	—	—	(26)

Net Increase (Decrease) in Net Assets	(68,290,450)	3,665,201	(13,156,536)	(295,304)	(1,670,254)	(1,753,450)
Net Assets — Beginning of Year	316,057,430	312,392,229	65,742,796	66,038,100	4,452,607	6,206,057

Net Assets — End of Year	$247,766,980	$316,057,430	$52,586,260	$65,742,796	$2,782,353	$4,452,607

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$158,664	$119,943	$(291,808)	$(440,935)	$43,663	$13,073
Net realized gain (loss)	340,060	4,195,488	4,296,630	17,017,212	14,849	377,761
Net change in unrealized appreciation (depreciation) of investments	(6,427,696)	(421,185)	(38,519,283)	(4,620,232)	(496,386)	(137,549)

Net increase (decrease) in net assets resulting from operations	(5,928,972)	3,894,246	(34,514,461)	11,956,045	(437,874)	253,285

From Contractowners Transactions:
Payments received from contractowners	1,004,390	1,252,932	2,660,373	2,467,062	155,037	174,975
Transfers between Variable Investment Options including guaranteed interest account, net	(956,032)	735,557	(4,243,443)	53,677	(203,605)	1,737,041
Redemptions for contract benefits and terminations	(2,610,960)	(2,248,159)	(8,386,073)	(10,241,451)	(31,006)	(661,796)
Contract maintenance charges	(1,125)	(1,298)	(3,304)	(4,171)	(187)	(169)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,563,727)	(260,968)	(9,972,447)	(7,724,883)	(79,761)	1,250,051

Net Increase (Decrease) in Net Assets	(8,492,699)	3,633,278	(44,486,908)	4,231,162	(517,635)	1,503,336
Net Assets — Beginning of Year	30,512,040	26,878,762	94,118,939	89,887,777	3,395,492	1,892,156

Net Assets — End of Year	$22,019,341	$30,512,040	$49,632,031	$94,118,939	$2,877,857	$3,395,492

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*		TARGET 2015 ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$189,860	$133,054	$(99,599)	$(134,432)	$247,013	$285,763
Net realized gain (loss)	(143,272)	34,512	(813,755)	5,496,166	380,881	1,966,716
Net change in unrealized appreciation (depreciation) of investments	(1,370,224)	(355,305)	(10,130,567)	(334,707)	(3,377,228)	(1,065,186)

Net increase (decrease) in net assets resulting from operations	(1,323,636)	(187,739)	(11,043,921)	5,027,027	(2,749,334)	1,187,293

From Contractowners Transactions:
Payments received from contractowners	360,458	377,410	1,015,637	1,125,525	(80)	4
Transfers between Variable Investment Options including guaranteed interest account, net	353,687	93,548	(1,836,823)	(2,394,924)	(1,365,346)	(556,319)
Redemptions for contract benefits and terminations	(1,936,085)	(719,603)	(1,020,232)	(993,729)	(1,591,903)	(1,225,451)
Contract maintenance charges	(376)	(386)	(954)	(1,055)	(642)	(753)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,222,316)	(249,031)	(1,842,372)	(2,264,183)	(2,957,971)	(1,782,519)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	452	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(2,545,500)	(436,770)	(12,886,293)	2,762,844	(5,707,305)	(595,226)
Net Assets — Beginning of Year	10,933,796	11,370,566	30,709,107	27,946,263	19,559,132	20,154,358

Net Assets — End of Year	$8,388,296	$10,933,796	$17,822,814	$30,709,107	$13,851,827	$19,559,132

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$403,803	$668,360	$225,311	$415,742	$107,969	$226,134
Net realized gain (loss)	3,479,499	5,070,321	1,866,635	2,213,577	853,765	676,414
Net change in unrealized appreciation (depreciation) of investments	(10,057,721)	(975,622)	(6,437,593)	1,037,900	(3,274,460)	1,118,006

Net increase (decrease) in net assets resulting from operations	(6,174,419)	4,763,059	(4,345,647)	3,667,219	(2,312,726)	2,020,554

From Contractowners Transactions:
Payments received from contractowners	(1,974)	2	(950)	—	(662)	4
Transfers between Variable Investment Options including guaranteed interest account, net	(2,003,003)	(1,912,207)	(1,657,460)	(1,899,629)	(647,603)	(65,815)
Redemptions for contract benefits and terminations	(6,170,252)	(7,877,643)	(2,395,996)	(2,446,881)	(929,994)	(850,920)
Contract maintenance charges	(1,689)	(2,011)	(1,554)	(1,905)	(1,720)	(1,950)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,176,918)	(9,791,859)	(4,055,960)	(4,348,415)	(1,579,979)	(918,681)

Net Increase (Decrease) in Net Assets	(14,351,337)	(5,028,800)	(8,401,607)	(681,196)	(3,892,705)	1,101,873
Net Assets — Beginning of Year	43,065,900	48,094,700	27,369,977	28,051,173	14,011,986	12,910,113

Net Assets — End of Year	$28,714,563	$43,065,900	$18,968,370	$27,369,977	$10,119,281	$14,011,986

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	TARGET 2055 ALLOCATION*		VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO		VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,357	$7,361	$339,982	$420,858	$486,908	$419,950
Net realized gain (loss)	18,577	84,039	(882,262)	470,930	8,822,872	10,218,830
Net change in unrealized appreciation (depreciation) of investments	(101,482)	622	(2,758,081)	(1,598,614)	(23,090,857)	3,261,435

Net increase (decrease) in net assets resulting from operations	(79,548)	92,022	(3,300,361)	(706,826)	(13,781,077)	13,900,215

From Contractowners Transactions:
Payments received from contractowners	—	—	1,080,063	1,446,205	3,820,148	3,727,121
Transfers between Variable Investment Options including guaranteed interest account, net	(142)	(185,631)	(1,157,267)	(1,689,952)	(1,598,387)	8,238,187
Redemptions for contract benefits and terminations	(14,524)	(72,393)	(3,116,604)	(4,030,657)	(5,378,871)	(4,792,808)
Contract maintenance charges	(247)	(285)	(940)	(879)	(2,676)	(2,437)

Net increase (decrease) in net assets resulting from contractowners transactions	(14,913)	(258,309)	(3,194,748)	(4,275,283)	(3,159,786)	7,170,063

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	21	1,193	241	—	—	—

Net Increase (Decrease) in Net Assets	(94,440)	(165,094)	(6,494,868)	(4,982,109)	(16,940,863)	21,070,278
Net Assets — Beginning of Year	457,113	622,207	26,081,239	31,063,348	72,763,526	51,693,248

Net Assets — End of Year	$362,673	$457,113	$19,586,371	$26,081,239	$55,822,663	$72,763,526

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

The change in units outstanding for the years or periods ended December 31, 2022 and 2021 were as follows:

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 RETIREMENT 2020	I	86	(231)	(145)	171	(248)	(77)

1290 RETIREMENT 2025	I	164	(356)	(192)	286	(493)	(207)

1290 RETIREMENT 2030	I	115	(93)	22	360	(121)	239

1290 RETIREMENT 2035	I	102	(112)	(10)	226	(87)	139

1290 RETIREMENT 2040	I	72	(10)	62	52	(6)	46

1290 RETIREMENT 2045	I	82	(23)	59	119	(110)	9

1290 RETIREMENT 2050	I	107	(7)	100	54	(14)	40

1290 RETIREMENT 2055	I	57	(18)	39	34	(4)	30

1290 RETIREMENT 2060	I	76	(56)	20	54	(14)	40

1290 VT EQUITY INCOME	K	127	(119)	8	126	(92)	34

1290 VT GAMCO MERGERS & ACQUISITIONS	K	66	(82)	(16)	54	(70)	(16)

1290 VT GAMCO SMALL COMPANY VALUE	K	76	(222)	(146)	95	(175)	(80)

1290 VT SMARTBETA EQUITY ESG	K	136	(291)	(155)	84	(343)	(259)

EQ/AB SMALL CAP GROWTH	K	131	(282)	(151)	174	(223)	(49)

EQ/AGGRESSIVE ALLOCATION	K	115	(229)	(114)	123	(308)	(185)

EQ/ALL ASSET GROWTH ALLOCATION	K	17	(7)	10	42	(37)	5

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	K	22	(81)	(59)	27	(52)	(25)

EQ/CONSERVATIVE ALLOCATION	K	154	(172)	(18)	96	(289)	(193)

EQ/CONSERVATIVE-PLUS ALLOCATION	K	55	(353)	(298)	86	(221)	(135)

EQ/CORE BOND INDEX	K	105	(251)	(146)	137	(408)	(271)

EQ/CORE PLUS BOND	K	121	(314)	(193)	296	(468)	(172)

EQ/EQUITY 500 INDEX	K	513	(639)	(126)	414	(690)	(276)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	K	40	(192)	(152)	76	(244)	(168)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	K	108	(289)	(181)	173	(231)	(58)

EQ/INVESCO COMSTOCK	K	187	(191)	(4)	234	(160)	74

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/JANUS ENTERPRISE	K	70	(231)	(161)	68	(119)	(51)

EQ/JPMORGAN VALUE OPPORTUNITIES	K	261	(261)	—	221	(265)	(44)

EQ/LARGE CAP GROWTH INDEX	K	222	(311)	(89)	205	(241)	(36)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	K	34	(187)	(153)	94	(137)	(43)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	K	46	(119)	(73)	89	(94)	(5)

EQ/MFS INTERNATIONAL GROWTH	K	103	(134)	(31)	122	(161)	(39)

EQ/MID CAP INDEX	K	52	(161)	(109)	102	(136)	(34)

EQ/MID CAP VALUE MANAGED VOLATILITY	K	50	(93)	(43)	124	(136)	(12)

EQ/MODERATE ALLOCATION	K	600	(1,808)	(1,208)	584	(1,773)	(1,189)

EQ/MODERATE-PLUS ALLOCATION	K	255	(356)	(101)	110	(501)	(391)

EQ/PIMCO GLOBAL REAL RETURN	K	100	(192)	(92)	142	(304)	(162)

EQ/SMALL COMPANY INDEX	K	96	(182)	(86)	183	(193)	(10)

EQ/T. ROWE PRICE GROWTH STOCK	K	114	(358)	(244)	200	(350)	(150)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	K	29	(34)	(5)	129	(56)	73

MULTIMANAGER CORE BOND	K	131	(241)	(110)	136	(158)	(22)

MULTIMANAGER TECHNOLOGY	K	209	(245)	(36)	218	(267)	(49)

TARGET 2015 ALLOCATION	K	1	(193)	(192)	—	(102)	(102)

TARGET 2025 ALLOCATION	K	—	(437)	(437)	—	(483)	(483)

TARGET 2035 ALLOCATION	K	—	(202)	(202)	—	(198)	(198)

TARGET 2045 ALLOCATION	K	—	(75)	(75)	—	(40)	(40)

TARGET 2055 ALLOCATION	K	—	(1)	(1)	—	(15)	(15)

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	444	(740)	(296)	856	(1,229)	(373)

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	1,050	(1,212)	(162)	1,986	(1,549)	437

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-40

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements

December 31, 2022

1.	Organization

Separate Account No. 206 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) is organized as a unit investment trust, a type of investment company, and is maintained under New York Insurance Law. The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of 1290 Trust, EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”) and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

1290 Trust*

•     1290 Retirement 2020

•     1290 Retirement 2025

•     1290 Retirement 2030

•     1290 Retirement 2035

•     1290 Retirement 2040

•     1290 Retirement 2045

•     1290 Retirement 2050

•     1290 Retirement 2055

•     1290 Retirement 2060

EQ Advisors Trust*

•     1290 VT Equity Income

•     1290 VT GAMCO Mergers & Acquisitions

•     1290 VT GAMCO Small Company Value

•     1290 VT SmartBeta Equity ESG(1)

•     EQ/AB Small Cap Growth

•     EQ/All Asset Growth Allocation

•     EQ/Clearbridge Large Cap Growth ESG(2)

•     EQ/Core Bond Index

•     EQ/Equity 500 Index

•     EQ/Global Equity Managed Volatility

•     EQ/International Core Managed Volatility

•     EQ/Invesco Comstock

•     EQ/Janus Enterprise

•     EQ/JPMorgan Value Opportunities

•     EQ/Large Cap Growth Index

•     EQ/Large Cap Growth Managed Volatility

•     EQ/Large Cap Value Managed Volatility

•     EQ/MFS International Growth

•     EQ/Mid Cap Index

•     EQ/Mid Cap Value Managed Volatility

•     EQ/PIMCO Global Real Return

•     EQ/Small Company Index

•     EQ/T. Rowe Price Growth Stock

•     Equitable Conservative Growth MF/ETF(3)

•     Multimanager Core Bond

•     Multimanager Technology

EQ Premier VIP Trust*

•     EQ/Aggressive Allocation

•     EQ/Conservative Allocation

•     EQ/Conservative-Plus Allocation

•     EQ/Core Plus Bond

•     EQ/Moderate Allocation

•     EQ/Moderate-Plus Allocation

•     Target 2015 Allocation

•     Target 2025 Allocation

•     Target 2035 Allocation

•     Target 2045 Allocation

•     Target 2055 Allocation

Vanguard Variable Insurance Fund

•     Vanguard Variable Insurance Fund Total Bond Market Index Portfolio

•     Vanguard Variable Insurance Fund Total Stock Market Index Portfolio

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
(1)	Formerly known as 1290 VT SmartBeta Equity.
(2)	Formerly known as EQ/ClearBridge Large Cap Growth.
(3)	Formerly known as 1290 VT DoubleLine Dynamic Allocation.

FSA-41

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Concluded)

The Account is used to fund benefits for a deferred group annuity Contract (“Contract”), issued by Equitable Financial, including the Members Retirement Plan (“MRP”), Volume Submitter Plan and individually designed plans (collectively, the “ADA Program or “the Plan”). Through trusts (“Plan Trusts”) maintained under the ADA Program, contributions are allocated into the Variable Investment Options available in the Account based on the terms of the Plan. The ADA Program provides members of the American Dental Association and their eligible employees retirement savings accumulation, on a tax-deferred basis.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises principally from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to program expense charges, other expenses and direct operating expense charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-42

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the plans (but exclude amounts allocated to the Money Market Guarantee Account of Separate Account No. 43 (“Separate Account No. 43”) and the General Account, and the Guaranteed Rate Accounts (“GRAs”) of Equitable Financial and Principal Life Insurance Company (“Principal”) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between Variable Investment Options are amounts that participants have directed to be moved among Portfolios. Contractowners may also make permitted transfers to and from the Money Market Guarantee Account, and transfers to the GRAs. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Financial’s General Account to provide for other policy benefits, as required by state insurance law. Equitable Financial’s General Account is subject to creditors rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the plans and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax, based on net income or realized and unrealized capital gains, is currently applicable to the plans participating in the Account, by reason of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable Financial is expected to affect the unit values of the plans participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax, which is attributable to the Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-43

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2022 were as follows:

	Purchases	Sales
1290 RETIREMENT 2020	$1,628,282	$2,898,346
1290 RETIREMENT 2025	2,998,494	4,443,307
1290 RETIREMENT 2030	1,865,176	1,232,124
1290 RETIREMENT 2035	1,896,404	1,397,593
1290 RETIREMENT 2040	1,013,744	132,468
1290 RETIREMENT 2045	1,222,121	311,422
1290 RETIREMENT 2050	1,492,980	101,588
1290 RETIREMENT 2055	804,315	250,879
1290 RETIREMENT 2060	1,068,786	726,928
1290 VT EQUITY INCOME	3,461,845	2,692,346
1290 VT GAMCO MERGERS & ACQUISITIONS	1,000,098	1,172,910
1290 VT GAMCO SMALL COMPANY VALUE	4,742,146	8,627,760
1290 VT SMARTBETA EQUITY ESG	2,471,894	3,873,230
EQ/AB SMALL CAP GROWTH	6,016,670	9,896,735
EQ/AGGRESSIVE ALLOCATION	6,843,705	4,895,327
EQ/ALL ASSET GROWTH ALLOCATION	508,897	121,986
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1,262,062	2,283,449
EQ/CONSERVATIVE ALLOCATION	2,268,977	2,135,496
EQ/CONSERVATIVE-PLUS ALLOCATION	2,743,774	5,756,585
EQ/CORE BOND INDEX	1,538,619	2,982,188
EQ/CORE PLUS BOND	1,645,812	3,652,328
EQ/EQUITY 500 INDEX	22,671,273	23,333,866
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1,315,268	2,966,244
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1,626,504	3,330,433
EQ/INVESCO COMSTOCK	5,128,754	3,784,366
EQ/JANUS ENTERPRISE	4,389,880	7,018,419
EQ/JPMORGAN VALUE OPPORTUNITIES	12,515,386	8,986,128
EQ/LARGE CAP GROWTH INDEX	10,492,269	11,938,968
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	6,952,467	7,598,672
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1,650,918	2,752,122
EQ/MFS INTERNATIONAL GROWTH	2,568,581	2,600,823
EQ/MID CAP INDEX	3,274,736	4,648,664
EQ/MID CAP VALUE MANAGED VOLATILITY	1,932,191	2,614,728
EQ/MODERATE ALLOCATION	34,080,698	30,944,007
EQ/MODERATE-PLUS ALLOCATION	11,406,865	6,949,575
EQ/PIMCO GLOBAL REAL RETURN	1,465,246	2,160,733
EQ/SMALL COMPANY INDEX	3,899,114	5,508,648
EQ/T. ROWE PRICE GROWTH STOCK	5,946,888	14,663,751
EQUITABLE CONSERVATIVE GROWTH MF/ETF	592,646	547,590
MULTIMANAGER CORE BOND	1,664,107	2,696,997
MULTIMANAGER TECHNOLOGY	11,581,109	11,717,554
TARGET 2015 ALLOCATION	1,334,167	3,056,884
TARGET 2025 ALLOCATION	2,794,625	8,335,574
TARGET 2035 ALLOCATION	1,083,941	4,159,002
TARGET 2045 ALLOCATION	563,672	1,634,579
TARGET 2055 ALLOCATION	19,971	16,713
VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	5,271,850	7,973,263
VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	21,186,654	19,776,486

FSA-44

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. 1290 Funds issue Class A, Class I, Class R and Class T shares. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by 1290 Funds, EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B, Class IB, Class R and Class T shares are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by 1290 Funds, EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the 1290 Trust, on behalf of each related Portfolio, may charge an annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A and Class T shares and 0.50% of the average daily net assets of a Portfolio attributable to its Class R shares. The Distributions Plans also provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum 12b-1 fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of 1290 Funds, EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM receives management fees for services performed in its capacity as investment adviser of the Portfolios of 1290 Funds, EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”) serves as administrator of the Portfolios of 1290 Funds, EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of 1290 Funds, EQAT and VIP. Expenses of the Portfolios of 1290 Funds, EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.30% to a high of 1.06% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of 1290 Funds, EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. For the year ended December 31, 2022, there were no 12b-1 fees or additional payments from the unaffiliated portfolios. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as investment advisor for a number of Portfolios in the Trusts, including EQ/AB Small Cap Growth, EQ/Equity 500 Index, EQ/Large Cap Growth Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value Managed Volatility and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Holdings, Inc.

Certain other expenses are charged directly to the Variable Investment Options. These include SEC filing fees and certain related expenses such as printing of SEC filings, prospectuses and reports, mailing costs, custodians’ fees, financial account costs, outside auditing and legal expenses, and other cost related to the ADA Program (“direct operating expenses”).

FSA-45

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transactions (Concluded)

Equitable Financial is the distributor of the MRP Group Annuity Contract. While Equitable Financial does not receive any commissions based upon the units outstanding in the Account, Equitable Financial employees receive incentive compensation, based upon sales and first year contribution amounts, for performing marketing and service functions for the MRP Group Annuity Contract.

Equitable Financial serves as the transfer agent for EQAT and VIP.

6.	Asset-based Charges and Contractowner Charges

The following table outlines charges and expenses that result in deductions from the assets in the Plan Trusts and Plans, or liquidations of fund value. Charges and expenses based on the value of assets in the Plan Trusts and Plans generally reduce the unit values of the Portfolios, or rates credited to the guaranteed options. Other Plan Trusts and Plan expenses reduce the number of units in the Portfolios, or dollars in the guaranteed options. Generally, charges and expenses that reduce account values, or units held in the Portfolios, reimburse Equitable Financial for the cost of maintaining and administering the Plan Trusts and Plans and Portfolios.

Charges	When charge is deducted	Amount deducted	How deducted
Program expense charge	Daily	12 month periods beginning May 1, 2021 – 0.46% (maximum 1.00%) Prior to May 1, 2021 – 48% (maximum 1.00%)	Deducted from the net unit value based on the value of assets in the Plan Trusts

Direct operating expense charge	Daily	12 month periods beginning May 1, 2021 and 2020 – 0.01%	Deducted from the net unit value based on the value of assets in the Plan Trusts

Record maintenance and report fee	Quarterly	Members Retirement Plan and Volume Submitter Plan – $3 Investment Only – $1	Unit liquidation of account value or dollar liquidation in the guaranteed options

Enrollment Fee	Upon enrollment	$25	Paid by employer

Annuity administrative charge	Upon purchase of an annuity payout option	$350	Deducted from the amount used to purchase an annuity payout option

State premium and other applicable taxes	Upon payment of premium	Varies by state and ranges from 0.00% to 1.00%	Deducted from the amount used to purchase an annuity payout option

FSA-46

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2022

7.	Financial Highlights

Shown below is accumulation unit value information, investment income ratio and total return for units outstanding at the period indicated. The contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded.

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***

1290 Retirement 2020
2022	0.46%	$11.34	538	$6,098	2.34%	(13.44)%
2021	0.46%	$13.10	683	$8,946	1.21%	8.35%
2020	0.47%	$12.09	760	$9,185	1.91%	6.43%
2019	0.48%	$11.36	698	$7,932	4.01%	16.27%
2018(a)	0.47%	$ 9.77	496	$4,841	1.98%	(2.88)%

1290 Retirement 2025
2022	0.46%	$11.61	1,320	$15,335	2.13%	(13.87)%
2021	0.46%	$13.48	1,512	$20,385	1.23%	10.22%
2020	0.47%	$12.23	1,719	$21,028	1.81%	6.53%
2019	0.48%	$11.48	1,603	$18,400	2.46%	17.99%
2018(a)	0.47%	$ 9.73	833	$8,108	1.86%	(3.57)%

1290 Retirement 2030
2022	0.46%	$11.81	511	$6,040	2.26%	(14.05)%
2021	0.46%	$13.74	489	$6,715	1.56%	12.07%
2020	0.47%	$12.26	250	$3,070	1.82%	6.24%
2019	0.48%	$11.54	285	$3,286	2.26%	19.34%
2018(a)	0.47%	$ 9.67	145	$1,405	2.16%	(4.26)%

1290 Retirement 2035
2022	0.46%	$11.98	696	$8,334	2.12%	(14.12)%
2021	0.46%	$13.95	706	$9,839	1.29%	13.05%
2020	0.47%	$12.34	567	$6,989	1.84%	6.56%
2019	0.48%	$11.58	440	$5,093	2.18%	20.12%
2018(a)	0.47%	$ 9.64	384	$3,700	1.83%	(4.74)%

1290 Retirement 2040
2022	0.46%	$12.32	176	$2,172	2.23%	(14.03)%
2021	0.46%	$14.33	114	$1,639	1.38%	14.27%
2020	0.47%	$12.54	68	$851	1.69%	7.64%
2019	0.48%	$11.65	73	$849	3.28%	21.23%
2018(a)	0.47%	$ 9.61	20	$190	2.29%	(5.13)%

1290 Retirement 2045
2022	0.46%	$12.41	338	$4,198	2.19%	(14.18)%
2021	0.46%	$14.46	279	$4,038	1.16%	15.40%
2020	0.47%	$12.53	270	$3,377	1.73%	7.28%
2019	0.48%	$11.68	217	$2,539	2.48%	21.92%
2018(a)	0.47%	$ 9.58	108	$1,032	0.33%	(5.52)%

1290 Retirement 2050
2022	0.46%	$12.50	271	$3,389	2.35%	(14.15)%
2021	0.46%	$14.56	171	$2,493	1.25%	16.39%
2020	0.47%	$12.51	131	$1,643	2.11%	6.65%
2019	0.48%	$11.73	56	$657	2.98%	22.96%
2018(a)	0.47%	$ 9.54	23	$221	2.81%	(5.92)%

1290 Retirement 2055
2022	0.46%	$12.57	135	$1,701	2.32%	(14.43)%
2021	0.46%	$14.69	96	$1,415	1.31%	17.61%
2020	0.47%	$12.49	66	$827	2.09%	6.03%
2019	0.48%	$11.78	38	$448	2.73%	23.87%
2018(a)	0.47%	$ 9.51	16	$149	2.70%	(6.40)%

FSA-47

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2022

7.	Financial Highlights (Continued)

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***

1290 Retirement 2060
2022	0.46%	$12.79	127	$1,619	2.04%	(14.28)%
2021	0.46%	$14.92	107	$1,594	1.51%	18.60%
2020	0.47%	$12.58	67	$846	2.03%	6.43%
2019	0.48%	$11.82	38	$444	2.98%	24.42%
2018(a)	0.47%	$ 9.50	11	$107	2.70%	(6.59)%

1290 VT Equity Income
2022	0.46%	$24.49	268	$6,558	1.96%	2.86%
2021	0.46%	$23.81	260	$6,200	1.97%	26.11%
2020	0.47%	$18.88	226	$4,272	2.00%	(4.74)%
2019	0.48%	$19.82	268	$5,306	2.66%	23.88%
2018	0.49%	$16.00	265	$4,241	2.22%	(11.89)%

1290 VT GAMCO Mergers & Acquisitions
2022	0.46%	$13.99	105	$1,472	0.47%	(6.17)%
2021	0.46%	$14.91	121	$1,803	0.83%	11.10%
2020	0.47%	$13.42	137	$1,843	0.34%	(1.47)%
2019	0.48%	$13.62	189	$2,577	4.27%	8.35%
2018	0.49%	$12.57	217	$2,732	1.94%	(5.13)%

1290 VT GAMCO Small Company Value
2022	0.46%	$37.35	849	$31,728	0.75%	(10.88)%
2021	0.46%	$41.91	995	$41,682	0.86%	24.88%
2020	0.47%	$33.56	1,075	$36,074	0.92%	9.24%
2019	0.48%	$30.72	1,323	$40,641	0.81%	23.08%
2018	0.49%	$24.96	1,498	$37,395	0.77%	(15.79)%

1290 VT SmartBeta Equity ESG
2022	0.46%	$12.52	1,738	$21,757	1.40%	(14.71)%
2021	0.46%	$14.68	1,893	$27,793	1.45%	22.74%
2020(b)	0.47%	$11.96	2,152	$25,727	0.80%	19.12%
2019		$10.04
2018

EQ/AB Small Cap Growth
2022	0.46%	$31.55	1,054	$33,267	0.35%	(28.60)%
2021	0.46%	$44.19	1,205	$53,245	—%	12.67%
2020	0.47%	$39.22	1,254	$49,169	0.29%	35.76%
2019	0.48%	$28.89	1,547	$44,690	0.38%	27.49%
2018	0.49%	$22.66	1,746	$39,574	0.36%	(8.11)%

EQ/Aggressive Allocation
2022	0.46%	$20.21	1,404	$28,369	1.11%	(18.54)%
2021	0.46%	$24.81	1,518	$37,665	4.21%	16.92%
2020	0.47%	$21.22	1,703	$36,130	3.03%	15.14%
2019	0.48%	$18.43	1,789	$32,963	1.77%	24.19%
2018	0.49%	$14.84	2,041	$30,277	1.72%	(8.90)%

EQ/All Asset Growth Allocation
2022	0.46%	$16.39	142	$2,331	1.66%	(14.68)%
2021	0.46%	$19.21	132	$2,528	4.16%	10.72%
2020	0.47%	$17.35	127	$2,200	1.29%	12.01%
2019	0.48%	$15.49	193	$2,991	1.94%	18.79%
2018	0.49%	$13.04	158	$2,057	1.93%	(7.78)%

EQ/ClearBridge Large Cap Growth ESG
2022	0.46%	$25.35	159	$4,039	—%	(32.27)%
2021	0.46%	$37.43	218	$8,168	—%	21.45%
2020	0.47%	$30.82	243	$7,481	—%	30.54%
2019	0.48%	$23.61	268	$6,329	0.25%	31.75%
2018	0.49%	$17.92	303	$5,430	0.40%	(0.61)%

FSA-48

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2022

7.	Financial Highlights (Continued)

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***

EQ/Conservative Allocation
2022	0.46%	$11.66	640	$7,458	1.68%	(12.79)%
2021	0.46%	$13.37	658	$8,800	1.50%	2.53%
2020	0.47%	$13.04	851	$11,096	2.15%	7.06%
2019	0.48%	$12.18	869	$10,592	1.94%	8.94%
2018	0.49%	$11.18	827	$9,241	1.85%	(1.76)%

EQ/Conservative-Plus Allocation
2022	0.46%	$14.87	1,400	$20,825	1.46%	(14.74)%
2021	0.46%	$17.44	1,698	$29,618	2.28%	6.47%
2020	0.47%	$16.38	1,833	$30,025	2.31%	9.79%
2019	0.48%	$14.92	1,927	$28,758	1.81%	13.20%
2018	0.49%	$13.18	2,072	$27,309	1.54%	(3.87)%

EQ/Core Bond Index
2022	0.46%	$11.21	1,307	$14,657	1.81%	(8.94)%
2021	0.46%	$12.31	1,453	$17,894	1.52%	(2.38)%
2020	0.47%	$12.61	1,724	$21,730	1.65%	5.88%
2019	0.48%	$11.91	1,824	$21,726	2.10%	5.96%
2018	0.49%	$11.24	1,936	$21,751	1.88%	0.09%

EQ/Core Plus Bond
2022	0.46%	$10.78	887	$9,557	2.49%	(13.06)%
2021	0.46%	$12.40	1,080	$13,394	1.46%	(1.90)%
2020	0.47%	$12.64	1,252	$15,826	2.55%	14.60%
2019	0.48%	$11.03	1,217	$13,425	2.21%	6.67%
2018	0.49%	$10.34	1,415	$14,637	2.37%	(0.77)%

EQ/Equity 500 Index
2022	0.46%	$33.49	4,490	$150,372	1.29%	(18.71)%
2021	0.46%	$41.20	4,616	$190,179	1.06%	27.71%
2020	0.47%	$32.26	4,892	$157,823	1.44%	17.48%
2019	0.48%	$27.46	5,855	$160,757	1.72%	30.39%
2018	0.49%	$21.06	6,741	$141,980	1.62%	(5.18)%

EQ/Global Equity Managed Volatility
2022	0.46%	$14.27	1,422	$20,297	0.58%	(21.12)%
2021	0.46%	$18.09	1,574	$28,471	1.09%	15.66%
2020	0.47%	$15.64	1,742	$27,256	0.86%	13.99%
2019	0.48%	$13.72	2,029	$27,842	1.56%	24.95%
2018	0.49%	$10.98	2,240	$24,588	1.25%	(12.37)%

EQ/International Core Managed Volatility
2022	0.46%	$10.96	1,776	$19,460	1.45%	(14.31)%
2021	0.46%	$12.79	1,957	$25,019	2.55%	9.79%
2020	0.47%	$11.65	2,015	$23,469	1.66%	8.27%
2019	0.48%	$10.76	2,171	$23,362	2.08%	22.13%
2018	0.49%	$ 8.81	2,579	$22,722	1.87%	(15.04)%

EQ/Invesco Comstock
2022	0.46%	$19.42	708	$13,748	1.90%	0.31%
2021	0.46%	$19.36	712	$13,780	1.49%	32.69%
2020	0.47%	$14.59	638	$9,313	2.08%	(1.02)%
2019	0.48%	$14.74	736	$10,851	2.16%	24.70%
2018	0.49%	$11.82	896	$10,589	1.84%	(12.57)%

EQ/Janus Enterprise
2022	0.46%	$28.77	1,172	$33,719	—%	(16.75)%
2021	0.46%	$34.56	1,333	$46,053	0.29%	16.60%
2020	0.47%	$29.64	1,384	$41,009	—%	18.56%
2019	0.48%	$25.00	1,648	$41,206	0.25%	36.09%
2018	0.49%	$18.37	1,779	$32,680	—%	(2.03)%

FSA-49

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2022

7.	Financial Highlights (Continued)

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***

EQ/JPMorgan Value Opportunities
2022	0.46%	$33.15	1,271	$42,123	1.29%	0.03%
2021	0.46%	$33.14	1,271	$42,114	0.91%	22.92%
2020	0.47%	$26.96	1,315	$35,455	1.28%	10.81%
2019	0.48%	$24.33	1,572	$38,240	1.45%	27.25%
2018	0.49%	$19.12	1,632	$31,211	1.23%	(15.62)%

EQ/Large Cap Growth Index
2022	0.46%	$32.99	753	$24,829	0.46%	(29.69)%
2021	0.46%	$46.92	842	$39,527	0.26%	26.43%
2020	0.47%	$37.11	878	$32,573	0.53%	36.99%
2019	0.48%	$27.09	953	$25,809	0.84%	35.04%
2018	0.49%	$20.06	999	$20,047	0.87%	(2.48)%

EQ/Large Cap Growth Managed Volatility
2022	0.46%	$34.51	1,167	$40,261	0.31%	(30.74)%
2021	0.46%	$49.83	1,320	$65,761	—%	24.11%
2020	0.47%	$40.15	1,363	$54,703	0.30%	31.73%
2019	0.48%	$30.48	1,591	$48,496	0.64%	33.39%
2018	0.49%	$22.85	1,754	$40,088	0.70%	(3.18)%

EQ/Large Cap Value Managed Volatility
2022	0.46%	$21.95	476	$10,439	1.47%	(11.81)%
2021	0.46%	$24.89	549	$13,672	1.20%	24.57%
2020	0.47%	$19.98	554	$11,064	1.72%	5.44%
2019	0.48%	$18.95	665	$12,605	2.18%	25.17%
2018	0.49%	$15.14	705	$10,682	2.71%	(10.15)%

EQ/MFS International Growth
2022	0.46%	$18.28	750	$13,717	1.13%	(15.37)%
2021	0.46%	$21.60	781	$16,873	0.46%	9.20%
2020	0.47%	$19.78	820	$16,212	0.69%	15.07%
2019	0.48%	$17.19	981	$16,863	1.47%	26.96%
2018	0.49%	$13.54	1,046	$14,164	1.12%	(9.61)%

EQ/Mid Cap Index
2022	0.46%	$27.61	824	$22,753	1.16%	(13.80)%
2021	0.46%	$32.03	933	$29,880	0.85%	23.62%
2020	0.47%	$25.91	967	$25,064	1.14%	12.60%
2019	0.48%	$23.01	1,201	$27,644	1.28%	25.05%
2018	0.49%	$18.40	1,376	$25,322	1.25%	(11.88)%

EQ/Mid Cap Value Managed Volatility
2022	0.46%	$26.11	474	$12,390	1.15%	(14.76)%
2021	0.46%	$30.63	517	$15,832	0.84%	27.10%
2020	0.47%	$24.10	529	$12,751	1.21%	4.74%
2019	0.48%	$23.01	691	$15,910	1.60%	26.29%
2018	0.49%	$18.22	735	$13,395	1.35%	(13.49)%

EQ/Moderate Allocation
2022	0.46%	$15.56	15,923	$247,744	1.48%	(15.62)%
2021	0.46%	$18.44	17,131	$315,982	2.76%	8.15%
2020	0.47%	$17.05	18,320	$312,355	2.40%	11.00%
2019	0.48%	$15.36	19,828	$304,551	1.83%	15.23%
2018	0.49%	$13.33	20,816	$277,385	1.77%	(4.92)%

EQ/Moderate-Plus Allocation
2022	0.46%	$18.02	2,918	$52,579	1.30%	(17.23)%
2021	0.46%	$21.77	3,019	$65,724	3.60%	12.45%
2020	0.47%	$19.36	3,410	$66,027	2.62%	13.82%
2019	0.48%	$17.01	3,954	$67,250	1.73%	19.70%
2018	0.49%	$14.21	4,421	$62,815	1.75%	(7.06)%

FSA-50

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2022

7.	Financial Highlights (Continued)

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***

EQ/PIMCO Global Real Return
2022	0.46%	$10.25	272	$2,782	8.55%	(16.33)%
2021	0.46%	$12.25	364	$4,452	8.38%	3.81%
2020	0.47%	$11.80	526	$6,206	—%	10.07%
2019	0.48%	$10.72	327	$3,500	4.74%	7.96%
2018(a)	0.47%	$ 9.93	155	$1,541	4.02%	0.20%

EQ/Small Company Index
2022	0.46%	$27.89	789	$22,016	1.11%	(19.99)%
2021	0.46%	$34.86	875	$30,502	0.86%	14.82%
2020	0.47%	$30.36	885	$26,873	1.26%	19.43%
2019	0.48%	$25.42	1,001	$25,452	1.26%	24.91%
2018	0.49%	$20.35	1,157	$23,535	1.15%	(11.48)%

EQ/T. Rowe Price Growth Stock
2022	0.46%	$32.66	1,520	$49,629	—%	(38.76)%
2021	0.46%	$53.33	1,764	$94,079	—%	13.56%
2020	0.47%	$46.96	1,914	$89,862	—%	36.27%
2019	0.48%	$34.46	2,311	$79,648	—%	30.78%
2018	0.49%	$26.35	2,529	$66,652	0.09%	(1.86)%

Equitable Conservative Growth MF/ETF
2022	0.46%	$15.76	183	$2,878	1.85%	(12.64)%
2021	0.46%	$18.04	188	$3,395	0.91%	9.87%
2020	0.47%	$16.42	115	$1,892	1.66%	12.85%
2019	0.48%	$14.55	61	$881	2.07%	17.81%
2018	0.49%	$12.35	65	$797	1.48%	(4.34)%

Multimanager Core Bond
2022	0.46%	$10.26	818	$8,388	2.56%	(12.90)%
2021	0.46%	$11.78	928	$10,933	1.68%	(1.59)%
2020	0.47%	$11.97	950	$11,370	2.19%	6.02%
2019	0.48%	$11.29	969	$10,946	2.40%	7.12%
2018	0.49%	$10.54	939	$9,900	2.93%	(0.66)%

Multimanager Technology
2022	0.46%	$38.23	466	$17,813	—%	(37.44)%
2021	0.46%	$61.11	502	$30,685	—%	20.58%
2020	0.47%	$50.68	551	$27,930	0.30%	52.93%
2019	0.48%	$33.14	658	$21,818	0.35%	37.51%
2018	0.49%	$24.10	638	$15,375	0.43%	2.08%

Target 2015 Allocation
2022	0.46%	$15.15	914	$13,847	1.98%	(14.31)%
2021	0.46%	$17.68	1,106	$19,551	1.87%	6.00%
2020	0.47%	$16.68	1,208	$20,147	2.24%	10.10%
2019	0.48%	$15.15	1,420	$21,512	1.79%	14.69%
2018	0.49%	$13.21	1,695	$22,384	1.68%	(4.48)%

Target 2025 Allocation
2022	0.46%	$17.64	1,628	$28,706	1.68%	(15.40)%
2021	0.46%	$20.85	2,065	$43,050	1.89%	10.49%
2020	0.47%	$18.87	2,548	$48,084	1.92%	11.99%
2019	0.48%	$16.85	3,030	$51,048	1.84%	19.08%
2018	0.49%	$14.15	3,506	$49,600	1.59%	(6.35)%

Target 2035 Allocation
2022	0.46%	$19.25	985	$18,961	1.50%	(16.49)%
2021	0.46%	$23.05	1,187	$27,358	1.94%	13.83%
2020	0.47%	$20.25	1,385	$28,043	1.78%	13.38%
2019	0.48%	$17.86	1,724	$30,774	1.75%	22.08%
2018	0.49%	$14.63	1,975	$28,899	1.56%	(7.41)%

FSA-51

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Concluded)

December 31, 2022

7.	Financial Highlights (Concluded)

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***

Target 2045 Allocation
2022	0.46%	$20.21	500	$10,117	1.40%	(16.97)%
2021	0.46%	$24.34	575	$14,007	2.11%	16.07%
2020	0.47%	$20.97	615	$12,902	1.63%	13.84%
2019	0.48%	$18.42	782	$14,398	1.67%	24.04%
2018	0.49%	$14.85	915	$13,586	1.57%	(8.22)%

Target 2055 Allocation
2022	0.46%	$15.66	23	$363	1.34%	(17.71)%
2021	0.46%	$19.03	24	$457	1.88%	17.98%
2020	0.47%	$16.13	39	$622	1.54%	14.64%
2019	0.48%	$14.07	61	$852	1.62%	26.42%
2018	0.49%	$11.13	65	$727	1.63%	(8.92)%

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
2022	0.46%	$ 9.97	1,964	$19,586	2.06%	(13.60)%
2021	0.46%	$11.54	2,260	$26,080	1.99%	(2.20)%
2020	0.47%	$11.80	2,633	$31,061	2.27%	7.08%
2019	0.48%	$11.02	1,754	$19,325	2.29%	8.15%
2018(a)	0.47%	$10.19	1,058	$10,776	—%	2.41%

Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
2022	0.46%	$14.87	3,754	$55,820	1.28%	(19.97)%
2021	0.46%	$18.58	3,916	$72,746	1.12%	25.03%
2020	0.47%	$14.86	3,479	$51,688	1.57%	20.03%
2019	0.48%	$12.38	3,170	$39,244	1.56%	30.04%
2018(a)	0.47%	$ 9.52	2,590	$24,643	—%	(7.75)%

(a)	Units were made available on May 15, 2018
(b)	1290 VT SmartBeta Equity ESG replaced EQ/Templeton Global Equity Managed Volatility due to a fund merger on June 12, 2020.
*	This ratio represents the annual contract expenses, consisting of program, direct operating and other expenses for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Equitable Financial as Contractowners may not have selected all available and applicable contract options.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
+	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively are denoted by a —.

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through April 14, 2023, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-52